                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2009

Check here if Amendment [_]; Amendment Number:
                                               --------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian   Mount Kisco, NY   11/13/09
------------------------   ---------------   --------
      [Signature]           [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ---------------------------
28-___________________   ___________________________
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               59
Form 13F Information Table Value Total:    2,125,850,000
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

                                    FORM 13F
                                As of: 09/30/2009

                                                                  (SEC USE ONLY)

Page 1 of 1

                 Name of Reporting Manager: DSM Capital Partners

                                                                                 ITEM 6:
                                                                          Investment Discretion
                                                                        ------------------------
                                                                                    b)
                                                                                  Shared                            ITEM 8:
                                                               ITEM 5:              as           ITEM 7:   Voting Authority (Shares)
                        ITEM 2:      ITEM 3        ITEM 4:    Shares of           defined   c)   Managers --------------------------
        ITEM 1:        Title of      CUSIP      Fair Market   Principal             in    Shared   see        a)      b)
    Name of Issuer      Class        Number        Value        Amount   a) Sole  Inst. V Other  instr. V    Sole   Shared   c)None
------------------------------------------------------------------------------------------------------------------------------------


Adobe                Common Stocks 00724F101    56,827,510.68 1,719,961   944,974       0      0            944,974      0   774,987
Affiliated Managers  Common Stocks 008252108     1,878,789.00    28,900    28,900       0      0                  0      0    28,900
Alexion
Pharmaceuticals      Common Stocks 015351109       584,142.10    13,115    13,115       0      0                  0      0    13,115
Apple Computer       Common Stocks 037833100   105,180,750.15   567,471   312,558       0      0            312,558      0   254,913
Baxter International Common Stocks 071813109    44,980,376.34   788,991   434,931       0      0            434,931      0   354,060
C. R. Bard           Common Stocks 067383109    67,401,707.68   857,419   459,972       0      0            459,972      0   397,447
Caci International   Common Stocks 127190304       981,325.20    20,760    20,760       0      0                  0      0    20,760
CareFusion Corp      Common Stocks 14170T101          492,680    22,600    22,600       0      0                  0      0    22,600
Celgene              Common Stocks 151020104   189,273,374.80 3,385,928 1,920,397       0      0          1,920,397      0 1,465,531
Charles Schwab       Common Stocks 808513105    62,656,330.50 3,271,871 1,798,361       0      0          1,798,361      0 1,473,510
Chattem              Common Stocks 162456107     1,256,809.25    18,925    18,925       0      0                  0      0    18,925
Cisco Systems        Common Stocks 17275R102    84,687,457.80 3,597,598 1,976,313       0      0          1,976,313      0 1,621,285
Cognizant Technology
Solutions            Common Stocks 192446102      113,176,338 2,927,479 1,584,874       0      0          1,584,874      0 1,342,605
Conceptus, Inc.      Common Stocks 206016107     1,600,094.70    86,305    86,305       0      0                  0      0    86,305
Cubist
Pharmaceuticals      Common Stocks 229678107          834,967    41,335    41,335       0      0                  0      0    41,335
CVS Caremark         Common Stocks 126650100    76,601,363.50 2,143,295 1,161,335       0      0          1,161,335      0   981,960
DaVita Inc.          Common Stocks 23918K108     1,766,318.40    31,185    31,185       0      0                  0      0    31,185
Devry                Common Stocks 251893103     1,185,784.20    21,435    21,435       0      0                  0      0    21,435
DG Fastchannel       Common Stocks 23326R109     1,180,597.20    56,380    56,380       0      0                  0      0    56,380
Dolby Laboratories   Common Stocks 25659T107    59,295,741.30 1,552,651   838,006       0      0            838,006      0   714,645
Dun & Bradstreet     Common Stocks 26483E100     1,158,421.60    15,380    15,380       0      0                  0      0    15,380
F5 Networks          Common Stocks 315616102     1,533,879.15    38,705    38,705       0      0                  0      0    38,705
FLIR Systems         Common Stocks 302445101       479,545.65    17,145    17,145       0      0                  0      0    17,145
Genoptix             Common Stocks 37243V100        1,758,129    50,550    50,550       0      0                  0      0    50,550
Gen-Probe Inc.       Common Stocks 36866T103    63,583,008.60 1,534,339   822,174       0      0            822,174      0   712,165
Genzyme              Common Stocks 372917104   122,728,604.15 2,163,381 1,192,297       0      0          1,192,297      0   971,084
Google               Common Stocks 38259P508   134,702,115.65   271,659   154,792       0      0            154,792      0   116,867
Henry Schein         Common Stocks 806407102     1,965,503.45    35,795    35,795       0      0                  0      0    35,795
Icon PLC             Common Stocks 45103T107     6,892,343.15   281,435   234,500       0      0            234,500      0    46,935
IDEXX Laboratories   Common Stocks 45168D104        1,246,500    24,930    24,930       0      0                  0      0    24,930
Infosys Technologies Common Stocks 456788108        7,181,369   148,100   148,100       0      0            148,100      0         0
Intuitive Surgical   Common Stocks 46120E602       48,290,715   184,140    98,715       0      0             98,715      0    85,425
McAfree              Common Stocks 579064106       733,482.50    16,750    16,750       0      0                  0      0    16,750
McDonald's Corp      Common Stocks 580135101        1,786,291    31,300     3,200       0      0              3,200      0    28,100
Monsanto             Common Stocks 61166W101   115,747,519.60 1,495,446   856,082       0      0            856,082      0   639,364
NetApp Inc.          Common Stocks 64110D104     1,902,684.20    71,315    71,315       0      0                  0      0    71,315
Northern Trust       Common Stocks 665859104    56,021,457.04   963,230   531,556       0      0            531,556      0   431,674
Nuance
Communications       Common Stocks 67020Y100     1,510,436.40   100,965   100,965       0      0                  0      0   100,965
Parexel
International        Common Stocks 699462107     1,267,403.40    93,260    93,260       0      0                  0      0    93,260
PepsiCo              Common Stocks 713448108    46,929,466.20   800,025   429,130       0      0            429,130      0   370,895
Pharmaceutical
Product Development  Common Stocks 717124101    40,730,973.78 1,856,471   995,314       0      0            995,314      0   861,157
Qualcomm             Common Stocks 747525103    77,343,515.14 1,719,509   945,227       0      0            945,227      0   774,282
SEI Investments      Common Stocks 784117103    86,334,645.44 4,386,923 2,370,360       0      0          2,370,360      0 2,016,563
Silicon Laboratories
Inc.                 Common Stocks 826919102          468,236    10,100    10,100       0      0                  0      0    10,100
St. Jude Medical     Common Stocks 790849103    40,730,185.05 1,044,096   573,011       0      0            573,011      0   471,085
Stanley Inc          Common Stocks 854532108       422,193.80    16,415    16,415       0      0                  0      0    16,415
State Street         Common Stocks 857477103    88,522,749.20 1,682,942   973,747       0      0            973,747      0   709,195
Strayer Education
Inc.                 Common Stocks 863236105     1,070,550.24     4,918     4,918       0      0                  0      0     4,918
Stryker              Common Stocks 863667101    83,593,426.81 1,840,049 1,059,512       0      0          1,059,512      0   780,537
Synaptics            Common Stocks 87157D109          643,104    25,520    25,520       0      0                  0      0    25,520
Varian Medical
Systems              Common Stocks 92220P105    66,535,487.78 1,579,290   850,622       0      0            850,622      0   728,668
Visa Inc.            Common Stocks 92826C839    66,150,087.92   957,171   528,404       0      0            528,404      0   428,767
Western Union        Common Stocks 959802109    84,043,926.36 4,442,068 2,414,418       0      0          2,414,418      0 2,027,650
       COLUMN TOTAL$                         2,125,850,414.06